Revenue - Analysis of revenue by geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 170	$ 156	$ 494	$ 647	$ 743	$ 57,088	$ 16,104
United States
Disaggregation of Revenue [Line Items]
Revenue	0	0	0	324	160	56,099	15,624
Latin America
Disaggregation of Revenue [Line Items]
Revenue	170	156	494	323	583	662	54
Europe
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0	$ 0		$ 0	$ 327	$ 426